UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999

Check here if Amendment  [  ];  Amendment Number:

This Amendment  (Check only one):             [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:      NM Capital Management, Inc.

Address:   6501 Americas Parkway, Suite 950

           Albuquerque, NM 87110


13F File Number:    801-14571

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:    Beverly A. Jones

Title:   Vice President-Administration

Phone:   (505)888-9500

Signature, Place, and Date of Signing:

/s/Beverly A. Jones             Albuquerque, NM                 October 8, 1999
--------------------------------------------------------------------------------
Signature                           Place                            Date

Report Type  (Check only One):                   [ X ]  13F HOLDINGS REPORT
                                                 [   ]  13F NOTICE
                                                 [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:        None

Form 13F information table entry total:

Form 13F information table value total:


List of other included managers:

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  No. 13F File number                                          Name
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 NAME OF ISSUER                     HOLD     CUSIP        MARKET    TOTAL        DISCRETION       MANAGER    VOTING AUTHORITY
                                    TYPE     NUMBER       VALUE     SHARE    SOLE   SHRD   OTHER           SOLE    SHRD    NONE

 ACE LTD                            COM      G0070K103    2321      137020    X                      NM   51530      0      85490
 ALEXANDER & BALDWIN                COM       14482103    1559       65295    X                      NM   20620      0      44675
 ANTEC CORP                         COM      03664P105    3436       64683    X                      NM   16893      0      47790
 ASTORIA FINANCIAL CORP             COM       46265104    1346       43770    X                      NM   14430      0      29340
 CANADIAN NATIONAL RAILWAY          COM      136375102    2268       74820    X                      NM   19100      0      55720
 CNA FINANCIAL CORP                 COM      126117100    1440       41145    X                      NM   11060      0      30085
 CONSOLIDATED STORES CORP           COM      210149100    2538      115040    X                      NM   34120      0      80920
 DANKA BUSINESS SYS ADR             COM      236277109    2017      197950    X                      NM   41800      0     156150
 DATA GENERAL CORPORATION           COM      237688106    2493      118340    X                      NM   35370      0      82970
 DENTSPLY INTERNATIONAL INC         COM      249030107    2034       89420    X                      NM   25890      0      63530
 EQUITABLE RESOURCES                COM      294549100    3116       82410    X                      NM   24110      0      58300
 FEDERATED INVESTORS INC CL         COM      314211103    1807      104730    X                      NM   29890      0      74840
 FORT JAMES CORPORATION             COM      347471104    2007       75220    X                      NM   22500      0      52720
 GALILEO INTERNATIONAL INC          COM      363547100    1918       47640    X                      NM   11500      0      36140
 HORACE MANN EDUCATORS CORP         COM      440327104    2341       90690    X                      NM   28600      0      62090
 IBP INC                            COM      449223106    3093      125290    X                      NM   38320      0      86970
 INCO LTD                           COM      453258402    3741      175005    X                      NM   50650      0     124355
 LOCKHEED MARTIN CORP               COM      539830109     745       22800    X                      NM    1040      0      21760
 LOEWS CORP                         COM      540424108     698        9940    X                      NM    5560      0       4380
 MANDALAY RESORT GROUP              COM      562567107    3105      157240    X                      NM   44500      0     112740
 NABISCO GROUP HOLDINGS COR         COM      62952P102     981       65410    X                      NM   34690      0      30720
 OAK INDUSTRIES INC                 COM      671400505    1884       55420    X                      NM   14900      0      40520
 PENTON MEDIA INC                   COM      709668107    2451      150800    X                      NM   35700      0     115100
 PUBLIC SVC NEW MEXICO              COM      744499104    1818       99600    X                      NM   22570      0      77030
 RJ REYNOLDS TOBACCO HOLDIN         COM      76182K105     596       22073    X                      NM   11631      0      10442
 SCI SYSTEMS INC                    COM      783890106    1115       25100    X                      NM   13900      0      11200
 SENSORMATIC ELECTRONICS CO         COM      817265101    2842      224035    X                      NM   66160      0     157875
 TECUMSEH PRODUCTS CO CL A          COM      878895200    2322       46325    X                      NM   11230      0      35095
 TOTAL RENAL CARE HOLDINGS          COM      89151A107    1200      161320    X                      NM   45270      0     116050
 USEC INC                           COM      9.03E+112    2317      226020    X                      NM   49040      0     176980
 WASHINGTON FEDERAL INC             COM      938824109    2028       87441    X                      NM   28287      0      59154
 WEATHERFORD INTERNATIONAL          COM      947074100    2706       84560    X                      NM   24220      0      60340
 WELLMAN INC                        COM      949702104    2868      158775    X                      NM   46905      0     111870



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